Commitments and Contingencies (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) Subsidiary	Dec. 31, 2016 CAD ($)
Commitments And Contingencies [Line Items]
Rental and lease income	$ 3,273	$ 6,026	$ 15,470
Minimum lease payments recognized as expenses	2,303	3,120	2,565
Contingent rents	423	$ 115	20
Sublease			$ 734
Amount of assessment	2,996
Amount of assessment paid in dispute	899
Number of subsidiaries | Subsidiary		2
Maximum percentage of share capital of subsidiaries		10.00%
Period for expiration of rights		10 years
Open purchase contracts due in 2019	686
Recovery timing longer than twelve months
Commitments And Contingencies [Line Items]
Amount of assessment	1,853
Amount of assessment paid in dispute	488
Reclassification of long term tax receivable	$ 488